SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summary of the Company's Segment Net Sales, Gross Profit and Income Before Income Taxes

Summarized below are the Company’s segment net sales, gross profit and income before income taxes for the years ended December 31, 2019, 2018 and 2017 based on the current reporting segment structure.

	Years Ended December 31,
		% of		% of		% of
		net		net		net
Sales by Segment	2019	sales	2018	sales	2017	sales
	(in thousands, except percentages)
Equipment	$43,722	67%	$97,680	84%	$77,283	79%
Services	21,901	33%	18,264	16%	21,009	21%
Total	$65,623	100%	$115,944	100%	$98,292	100%

	Years Ended December 31,
		Gross		Gross		Gross
		Profit		Profit		Profit
Gross profit by Segment	2019	%	2018	%	2017	%
	(in thousands, except percentages)
Equipment	$14,156	32%	$25,598	26%	$26,647	34%
Services	10,001	46%	6,670	37%	6,499	31%
Total	$24,157	37%	$32,268	28%	$33,146	34%

	Years ended December 31,
Segment income and income (loss) before income taxes	2019	2018	2017
	(in thousands)
Equipment	$51	$13,398	$16,847
Services	10,001	6,670	6,499
Total Segment income	10,052	20,068	23,346
General and Corporate	(13,996)	(15,626)	(15,102)
Income (loss) before income taxes	$(3,944)	$4,442	$8,244

Schedule of Sales Data by Geographical Area

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
		% of net		% of net		% of net
	2019	Sales	2018	sales	2017	sales
	(in thousands, except percentages)
Net Sales by Region
China	$2,439	4%	$3,146	3%	$2,926	3%
India	37,206	57%	70,106	60%	42,352	43%
Japan	21,761	33%	35,504	31%	49,185	50%
Taiwan	3,515	5%	6,445	6%	3,018	3%
Other	702	1%	743	1%	811	1%
Total	$65,623	100%	$115,944	100%	$98,292	100%

Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2019	2018
	(in thousands)
China	$962	$1,058
Other	130	200
Total long-lived assets	$1,092	$1,258